RIGHT TO USE ASSETS AND LEASE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Right To Use Assets And Lease Liability
RIGHT TO USE ASSETS AND LEASE LIABILITY

NOTE 5 – RIGHT TO USE ASSETS AND LEASE LIABILITY

As of March 31, 2024 and December 31, 2023, the Company had outstanding two leases with aggregate payments of $30,544 and $29,995 per month, respectively, expiring through July 31, 2025.

Right to use assets is summarized below:

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Right to use asset	$995	$995
Less accumulated amortization	(660)	(583)
Right to use assets, net	$335	$412

During the three months ended March 31, 2024 and 2023, the Company recorded $91,889 and $92,081 as lease expense to current period operations, respectively.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Lease liability is summarized below:

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Total lease liability	$368	$452
Less: short term portion	(308)	(349)
Long term portion	$60	$103

Maturity analysis under these lease agreements are as follows (000’s):

Year ended December 31, 2024	278
Year ended December 31, 2025	106
Total	384
Less: Present value discount	(16)
Lease liability	$368

Lease expense for the three months ended March 31, 2024 and 2023 was comprised of the following:

	March 31, 2024 (000’s)	March 31, 2023 (000’s)
Operating lease expense	$77	$71
Short-term lease expense	7	6
Variable lease expense	8	15
Total	$92	$92

NOTE 5 – RIGHT TO USE ASSETS AND LEASE LIABILITY

As of December 31, 2023 and 2022, the Company had outstanding two leases with aggregate payments of $29,995 and $28,951 per month, respectively, expiring through July 31, 2025.

Right to use assets is summarized below:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Right to use asset	$995	$995
Less accumulated amortization	(583)	(290)
Right to use assets, net	$412	$705

During the years ended December 31, 2023 and 2022, the Company recorded $378,263 and $438,129 as lease expense to current period operations, respectively.

Lease liability is summarized below:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Total lease liability	$452	$765
Less: short term portion	(349)	(313)
Long term portion	$103	$452

Maturity analysis under these lease agreements are as follows (000’s):

Year ended December 31, 2024	370
Year ended December 31, 2025	106
Total	476
Less: Present value discount	(24)
Lease liability	$452

Lease expense for the year ended December 31, 2023 and 2022 was comprised of the following:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Operating lease expense	$337	$373
Short-term lease expense	33	37
Variable lease expense	8	28
Total	$378	$438